Effect on the consolidated statement of comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fees and commission income:
Credit card fees	₩ 1,360,322	₩ 2,369,745	₩ 2,343,255
Fees and commission expense:
Credit card fees	(944,533)	₩ (1,988,826)	₩ (1,899,339)
Amount before implementation of IFRS15
Fees and commission income:
Credit card fees	2,495,837
Fees and commission expense:
Credit card fees	(2,080,048)
Increase (decrease) due to application of IFRS 15
Fees and commission income:
Credit card fees	(1,135,515)
Fees and commission expense:
Credit card fees	₩ 1,135,515